Business Combination and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Goodwill [Abstract]
Schedule of Movement of Goodwill	The movement of goodwill is set out as below:
	2022	2023
Balance as of January 1,	30,347	30,347
Addition during the year	-	-
Balance as of December 31,	30,347	30,347

Schedule of Identifiable Assets Acquired and Liabilities Assumed in the Business Combination	The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.
Fair value of consideration	20,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net liabilities at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989
The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.
Fair value of consideration	24,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net liabilities at fair value	(5,847)
Goodwill	30,347